Share Based Compensation - Restricted Stock Unites (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average vesting period	2 years 6 months 25 days
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	4 years
Award vesting percentage	25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	3 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	3 years
Granted (shares)	0	500,000
Unrecognized stock based compensation	$ 2.4
Weighted average vesting period	1 year 11 months 15 days
Restricted stock units | Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage	50.00%
Restricted stock units | Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage	50.00%